Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Trading assets		$ 152,223	$ 129,727
Investment securities		149,948	152,832
Total assets		1,460,042	1,412,027
Deposits – Business and government		627,667	600,114
Derivative financial instruments		56,031	51,260
Total liabilities		1,371,455	1,327,951
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		6,971	6,299
Trading assets		26	8
Total assets		26	8
Bank's maximum exposure to loss	[1]	6,997	6,307
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		22,746	13,695
Trading assets		709	306
Investment securities		786	842
Loans	[2]	8,546	4,757
Other		52	35
Total assets		10,093	5,940
Bank's maximum exposure to loss		22,670	11,469
Other funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		2,575	1,870
Other		99	93
Total assets		99	93
Deposits – Business and government		2,533	1,842
Derivative financial instruments			28
Other		43
Total liabilities		2,576	1,870
Bank's maximum exposure to loss		71	76
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets on structured entity's financial statements		32,292	21,864
Trading assets		735	314
Investment securities		786	842
Loans	[2]	8,546	4,757
Other		151	128
Total assets		10,218	6,041
Deposits – Business and government		2,533	1,842
Derivative financial instruments			28
Other		43
Total liabilities		2,576	1,870
Bank's maximum exposure to loss		$ 29,738	$ 17,852

[1]	Excludes up to a maximum amount of $1.6 billion (2024 – $1.4 billion) relating to backstop liquidity facilities provided by the Bank to these multi-seller conduits based on future asset purchases by these conduits.
[2]	Loan balances are presented net of allowance for credit losses.